Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,522,880.97

Principal:
Principal Collections	$18,327,961.65
Prepayments in Full	$8,208,240.72
Liquidation Proceeds	$474,357.71
Recoveries	$69,434.47
Sub Total	$27,079,994.55
Collections	$28,602,875.52

Purchase Amounts:
Purchase Amounts Related to Principal	$344,497.12
Purchase Amounts Related to Interest	$1,407.48
Sub Total	$345,904.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,948,780.12

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,948,780.12
Servicing Fee	$441,794.93	$441,794.93	$0.00	$0.00	$28,506,985.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,506,985.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,506,985.19
Interest - Class A-3 Notes	$251,444.51	$251,444.51	$0.00	$0.00	$28,255,540.68
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$28,118,377.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,118,377.68
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$28,040,644.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,040,644.76
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$27,983,818.76
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,983,818.76
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$27,911,470.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,911,470.84
Regular Principal Payment	$26,122,292.41	$26,122,292.41	$0.00	$0.00	$1,789,178.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,789,178.43
Residual Released to Depositor	$0.00	$1,789,178.43	$0.00	$0.00	$0.00
Total		$28,948,780.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,122,292.41
Total					$26,122,292.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,122,292.41	$51.79	$251,444.51	$0.50	$26,373,736.92	$52.29
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$26,122,292.41	$16.23	$595,514.35	$0.37	$26,717,806.76	$16.60

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$284,654,163.24	0.5643421	$258,531,870.83	0.5125533
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$500,654,163.24	0.3109846	$474,531,870.83	0.2947586

Pool Information
Weighted Average APR	3.315%	3.312%
Weighted Average Remaining Term	33.99	33.22
Number of Receivables Outstanding	38,552	37,501
Pool Balance	$530,153,914.91	$502,323,272.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$500,654,163.24	$474,531,870.83
Pool Factor	0.3167811	0.3001516

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$27,791,401.88
Targeted Overcollateralization Amount	$27,791,401.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,791,401.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		154	$475,585.00
(Recoveries)		116	$69,434.47
Net Loss for Current Collection Period			$406,150.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9193%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9061%
Second Prior Collection Period			0.5462%
Prior Collection Period			1.0395%
Current Collection Period			0.9441%
Four Month Average (Current and Prior Three Collection Periods)			0.8590%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,108	$10,080,235.28
(Cumulative Recoveries)			$1,099,653.78
Cumulative Net Loss for All Collection Periods			$8,980,581.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5366%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,453.81
Average Net Loss for Receivables that have experienced a Realized Loss			$2,186.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.71%	509	$8,574,720.27
61-90 Days Delinquent	0.26%	71	$1,315,040.70
91-120 Days Delinquent	0.06%	15	$308,570.19
Over 120 Days Delinquent	0.15%	39	$736,189.08
Total Delinquent Receivables	2.18%	634	$10,934,520.24

Repossession Inventory:
Repossessed in the Current Collection Period		26	$537,964.41
Total Repossessed Inventory		46	$972,663.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3006%
Prior Collection Period			0.2750%
Current Collection Period			0.3333%
Three Month Average			0.3029%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer